Summary of Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2023
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Basis of measurement

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for the investments classified as financial assets, which have been measured at fair value. All amounts are presented in United States dollars unless otherwise stated.

Functional currency

An entity’s functional currency is the currency of the primary economic environment in which the entity operates. During 2021, the Group’s operations continued to move further towards being US$ denominated and several other factors during the period have also contributed to the Group changing its functional currency during the year, such as the completion of U.S. initial public offering (IPO) and the Nasdaq listing in October 2020, opening a US subsidiary in May 2021 for a planned expansion into the US, and expanding the Board of Directors with the appointment of now five US based Directors. A significant element in the Group’s assessment to change the functional currency resulted from the significant increase in expenses denominated in US dollars relating to advanced clinical trials since the commencement of Phase 3 trials in March 2021. These changes, as well as the fact that the Group’s principal source of financing is now the U.S. capital market and all of the Group’s budgeting and planning is conducted solely in dollars led to the Company determining that the U.S. dollar (US$) best represents the currency of the primary economic environment in which the entity now operates. Accordingly, the Group changed its functional currency from Australian dollar (A$) to U.S. dollar (US$) effective January 1, 2021.

Presentation Currency

Following the change in functional currency, the Group changed its presentation currency from Australian dollars (A$) to US$. The change in presentation currency was made to better reflect the Group’s business activities and to enhance access to U.S. capital markets. Prior to the change, the Group reported its financial statements in Australian dollars (A$).

A change in presentation currency is a change in accounting policy which is accounted for retrospectively during 2021. In making this change in presentation currency, the Group followed the requirements set out in IAS 21 The Effects of Changes in Foreign Exchange Rates. As required by IAS 21, the consolidated statement of profit or loss and other comprehensive income and the consolidated statement of cash flows for each period have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. All assets and liabilities have been translated using the exchange rates prevailing at the consolidated statement of financial position dates. Shareholders’ equity transactions have been translated using the rates of exchange in effect as of the dates of various capital transactions. All resulting exchange differences arising from the translation are included as a separate component of other comprehensive income. All comparative financial information has been restated in fiscal year 2021 to reflect the Group’s results as if they had been historically reported in US$ and the effect on the consolidated financial statements resulted in an addition to the foreign currency translation reserve of US$14.3 million for financial year 2021.

Change in Presentation of Other Income

The Group changed its presentation of Other income by reclassifying interest income out of Other income and into Finance Income – interest income to better reflect the nature of the related amounts as finance income. This reclassification had no effect on the reported results of operations.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and its subsidiaries. Control is achieved when the Company:

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Has power over the investee;
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Is exposed, or has rights, to variable returns from its involvement with the investee; and
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Has the ability to use its power to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Foreign currency translation

Foreign currency translation

i. Functional and presentation currency

As of January 1, 2021 the Group determined that its functional and presentation currency had changed from Australian Dollars to United States Dollars. Therefore, the functional and presentation currency of the Group is the United States dollars (US$).

ii. Transactions and balances

Transactions in foreign currencies are initially recorded in the functional currency by applying the exchange rates ruling in place at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling in place at the reporting date.

Non‑monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as of the date of the initial transaction. Non‑monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.

Financial assets and liabilities

Financial assets and liabilities

Recognition and derecognition of financial assets

Purchases and sales of financial assets that require delivery of assets within the time frame generally established by regulation or convention in the marketplace are recognized on the trade date, i.e., the date that the Group commits to purchase the asset. Financial assets are derecognized when the right to receive cash flows from the financial assets has expired or when the entity transfers substantially all the risks and rewards of the financial assets. If the entity neither retains nor transfers substantially all of the risks and rewards, it derecognizes the asset if it has transferred control of the assets.

When financial assets are recognized initially, they are measured at fair value, plus directly attributable transaction costs.

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand and short‑term deposits with an original maturity of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

For the purposes of the statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.

Other receivables

Other receivables generally comprise bank interest receivable, other receivables from external parties and Goods and Services Tax (GST) credits receivable and are recognized and carried at original invoice amount less an allowance for any uncollectible amounts. The amounts are usually received within 30 to 60 days of recognition.

The Group measures the loss allowance for receivables at an amount equal to lifetime expected credit losses (ECL). The ECL on receivables are estimated under the simplified approach as permitted under IFRS 9 “Financial Instruments.” This uses a provision matrix by reference to past experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors and general economic conditions of the industry in which the debtors operate.

The Group writes off a receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

Investments

Investments in financial assets comprise of the Group’s non‑current investments in listed companies.

On initial recognition, the Group may make an irrevocable election (on an instrument‑by‑instrument basis) to designate investments in equity instruments as fair value through other comprehensive income (FVTOCI). Designation at FVTOCI is not permitted if the equity instrument is held for trading.

Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains or losses arising from changes in the fair value recognized in other comprehensive income and accumulated in the fair value of investments reserve. The fair values of investments in financial assets that are actively traded in organized financial markets is determined by reference to quoted market bid prices at the close of business on the reporting date. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instruments.

Dividends on these investments in equity instruments are recognized in profit or loss in accordance with International Financial Reporting Standards.

Finance income

Almost all of the Group’s finance income is earned on short‑term bank deposits, and as such, finance income is recognized when the Group’s right to receive the payment is established.

Payables

Payables are carried at amortized cost and due to their short‑term nature, they are not discounted. They represent liabilities for goods and services provided to the Group prior to the end of the financial year that are unpaid and arise when the Group becomes obliged to make future payments in respect of the purchase of these goods and services.

The amounts are unsecured and are usually paid within 30 days of recognition.

Financial liabilities

Financial liabilities are recognized in the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument. Financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisitions or issue of financial liabilities (other than financial liabilities at fair value through profit or loss) are deducted from the fair value of the financial liabilities, as appropriate, on initial recognition. Subsequent measurement of the liability will be at its amortized cost, subject to any re-measurement of the obligation for changes in assumptions.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of an instrument and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of the financial liability.

Interest expense is recognized in profit and loss and is included in the “Interest expense on DFA” line item.

Equipment

Equipment

Equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight‑line basis over their useful economic lives as follows:

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Equipment and furniture – 3 to 10 years; and
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Leasehold improvements – 8 years or the term of the lease if shorter.

The assets’ residual values, useful lives and amortization methods are reviewed, and adjusted if appropriate, at each financial year end.

An item of equipment is derecognized upon disposal or when no further economic benefits are expected from its use or disposal.

Research and development costs

Research and development costs

Research costs are expensed as incurred. An intangible asset arising from the development expenditure on an internal project will only be recognized when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development and the ability to measure reliably the expenditure attributable to the intangible asset during its development.

As of June 30, 2023, 2022 and 2021, the Group is in the research phase and has not capitalized any development costs to date.

Provisions and employee benefits

Provisions and employee benefits

i. Wages, salaries, annual leave and sick leave

Liabilities for wages and salaries, including non‑monetary benefits and annual leave expected to be settled within 12 months of the reporting date are recognized in current provisions in respect of employees’ services up to the reporting date. They are measured at the amounts expected to be paid when the liabilities are settled. Expenses for non‑accumulating sick leave are recognized when the leave is taken and are measured at the rate paid or payable.

ii. Long service leave

The liability for long service leave is recognized in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date. Consideration is given to expected future wage and salary levels, experience of employee departures, and periods of service. Expected future payments are discounted using market yields at the reporting date on bonds with terms to maturity that match, as closely as possible, the estimated future cash outflows.

Share based payment transactions

Share‑based payment transactions

The Group provides benefits to directors and employees (including key management personnel) of the Group in the form of share‑based payments, whereby employees render services in exchange for shares or rights over shares (equity‑settled transactions).

The cost of these equity‑settled transactions with employees is measured by reference to the fair value at the date at which they are granted. Binomial models are used to value the options issued.

The cost of the equity‑settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance conditions are fulfilled (the vesting period), ending on the date on which the relevant employees become fully entitled to the award (the vesting date).

The charge to profit or loss for the period is the cumulative amount less the amounts already charged in previous periods. There is a corresponding credit to equity.

Until an award has vested, any amounts recorded are contingent and will be adjusted if more or fewer awards vest than were originally anticipated to do so.

Contributed equity

Contributed equity

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Revenue recognition

Revenue recognition

License revenue in connection with licensing of the Group’s intellectual property (including patents) to customers is recognized as a right to use the Group’s intellectual property as it exists at the point in time in which the license is granted. This is because the contracts for the license of intellectual property are distinct and do not require, nor does the customer reasonably expect, that the Group will undertake further activities that significantly affect the intellectual property to which the customer has the rights. Although the Group is entitled to sales‑based royalties from the eventual sales of goods and services to third parties using the intellectual property licensed, these royalty arrangements do not in themselves indicate that the customer would reasonably expect the Group to undertake such activities, and no such activities are undertaken or contracted in practice. Accordingly, the promise to provide rights to the Group’s intellectual property is accounted for as a performance obligation satisfied at a point in time.

The following consideration is received in exchange for licenses of intellectual property:

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Up‑front license fees – these are fixed amounts and are recognized at the point in time when the Group transfers the intellectual property to the customer.
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Sales‑based royalties – these are variable consideration amounts promised in exchange for the license of intellectual property and are recognized when the sales to third parties occur given the performance obligation to transfer the intellectual property to the customer is already satisfied.

During the years ended June 30, 2023, 2022 and 2021, the Group’s only revenue related to sales‑based royalties.

Income tax

Income tax

Current tax

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the current period’s taxable income.

The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Research and development tax incentive

The Research and Development (R&D) Tax Incentive Scheme is an Australian Federal Government program under which eligible companies with annual aggregated revenue of less than A$20 million can receive cash amounts equal to 43.5% of eligible research and development expenditures from the Australian Taxation Office (ATO). The R&D Tax Incentive Scheme incentive relates to eligible expenditure incurred in Australia and, under certain circumstances, overseas on the development of the Group’s lead candidate, OPT‑302. The R&D tax incentive is applied annually to eligible expenditure incurred during the Group’s financial year following annual application to AusIndustry, an Australian governmental agency, and subsequent filing of its Income Tax Return with the ATO after the financial year end.

The Group estimates the amount of R&D tax incentive after the completion of the financial year based on eligible Australia and overseas expenditures incurred during that year.

The Group has presented incentives in respect of the R&D Tax Incentive Scheme within income tax benefit in the Statements of Profit or Loss and Other Comprehensive Income by analogizing with IAS 12 “Income Taxes”.

Deferred tax

Deferred income tax is provided on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences except when the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax assets (or credits) and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except when the deferred income tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or taxable profit or loss.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at balance date.

Income taxes relating to items recognized directly in equity are recognized directly in equity and not in profit or loss.

Tax consolidation legislation

Tax consolidation legislation

Tax consolidation is a system adopted by the ATO that treats a group of entities as a single entity for tax purposes. Opthea Limited and its 100% owned Australian domiciled subsidiary formed a tax consolidated group effective July 1, 2003. The head entity, Opthea Limited, and its controlled entity, Vegenics Pty Ltd, are current members of the tax consolidated group and account for their own current and deferred tax amounts. Members of the tax consolidated group have adopted the “separate taxpayer within group” method to allocate the current and deferred tax amounts to each entity within the Group. This method requires adjustments for transactions and events occurring within the tax consolidated group that do not give rise to a tax consequence for the Group or that have a different tax consequence at the level of the Group.

This method requires adjustments for transactions and events occurring within the tax consolidated group that do not give rise to a tax consequence for the Group or that have a different tax consequence at the level of the Group.

The head entity which is the parent entity, in assuming the net unused tax losses and unused relevant tax credits, has recognized reductions to investments in subsidiaries and where the amount of tax losses assumed is in excess of the carrying value of the investment, the parent has recognized the difference as a distribution from subsidiaries in profit or loss.

Other taxes

Other taxes

Revenues, expenses, assets and liabilities are recognized net of the amount of GST except:

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When the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and
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Receivables and payables are stated with the amount of GST included.

The net amount of GST recoverable from, or payable to the taxation authority is included as part of receivables or payables in the statement of financial position.

Cash flows are included in the statement of cash flows on a gross basis and the GST component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority is classified as part of operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the taxation authority.